UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  August 1, 2005

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 34



Form 13F Information Table Value
Total: 175868(thousands)
List of Other Included Managers: NONE

                                                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR    SH/ INVESTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      Cusip        (X$1000) PRN AMT    PRN DISCRETN   MANAGERS    SOLE     SHARED  NONE
----------------------    ---------------     ------------ -------- ----------
AIRTRAN HOLDINGS          COM                 00949P108         5691     616550SH        SOLE                616550
ALLSTATE                  COM                 020002101         4559      76305SH        SOLE                 76305
AMERICAN INDEPENDENC      COM                 026760405         1572     120000SH        SOLE                120000
BAXTER INT'L              COM                 071813109         8090     218050SH        SOLE                218050
BED BATH & BEYOND         COM                 075896100         7270     174000SH        SOLE                174000
BIOMET INC                COM                 090613100         4166     120300SH        SOLE                120300
CEMEX                     COM                 151290889         7150     168553SH        SOLE                168553
CISCO SYS INC             COM                 17275R102         7194     377050SH        SOLE                377050
COSTCO WHSL CORP          COM                 22160K105         4222      94399SH        SOLE                 94399
FIFTH THIRD BANC          COM                 316773100         5554     134906SH        SOLE                134906
GANNETT INC               COM                 364730101         7515     105647SH        SOLE                105647
GEN AMER INVS             COM                 368802104         2576      80514SH        SOLE                 80514
HEARTLAND PRTNRS          UT LTD PARTNER      422357103          131      48400SH        SOLE                 48400
HOME DEPOT                COM                 437076102         6857     176275SH        SOLE                176275
ILLINOIS TOOL WKS         COM                 452308109         5655      70974SH        SOLE                 70974
INDEPENDENCE HLDG         COM                 453440307         1175      66600SH        SOLE                 66600
INTEL CORP                COM                 458140100         6532     251050SH        SOLE                251050
INTERPUBLIC GRP           COM                 460690100         4213     345884SH        SOLE                345884
JP MORGAN CHASE           COM                 46625H100         6325     179080SH        SOLE                179080
LAMAR ADVERT              COM                 512815101         7423     173550SH        SOLE                173550
MEDIMMUNE                 COM                 584699102         4717     176545SH        SOLE                176545
MOLEX INC CL A            COM                 608554200         5674     241650SH        SOLE                241650
NORTH FORK BANC           COM                 659424105         7145     254352SH        SOLE                254352
REGENERON                 COM                 75886F107         2037     242754SH        SOLE                242754
SCHERING PLOUGH           COM                 806605101         5429     284824SH        SOLE                284824
SMURFIT-STONE             COM                 832727101         3567     350700SH        SOLE                350700
TEMPLE INLAND             COM                 879868107         6753     181764SH        SOLE                181764
TEXAS INSTRU              COM                 882508104         6712     239100SH        SOLE                239100
TIME WARNER               COM                 887317105         6502     389126SH        SOLE                389126
TIME WARNER TELECOM       CL A                887319101           83      14000SH        SOLE                 14000
TOYOTA MOTOR              SP ADR REP2COM      892331307         3943      55150SH        SOLE                 55150
TYCO INT'L                COM                 902124106         7213     247019SH        SOLE                247019
VIACOM CL B               CL B                925524308         5759     179850SH        SOLE                179850
WEYERHAUSER               COM                 962166104         6464     101550SH        SOLE                101550